Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by (used in) operating activities:
Net (loss) income		$ (1,263)	$ (1,163)	$ 12,479
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Realized investment gains and change in fair value of equity securities, net		(564)	(77)	(829)
Change in annuity-related options, derivatives, and gross reserves		(12,437)	(71,181)	66,071
Purchase of trading securities		(36,109)	(4,780)
Sale of trading securities		33,580	2,927
Deferred federal income tax (benefit) expense		(14,008)	(7,907)	1,930
Charges to policy account balances		(604)	(173)	(247)
Interest credited to policy account balances		17,342	24,336	25,275
Amortization of discount, net		764	(409)	1,570
Change in:
Accrued investment income		(6,427)	665	(784)
Receivables and other assets		(5,751)	(4,777)	(1,186)
Reinsurance recoverable		(505)	(590)	(287)
Deferred acquisition costs	[1]	(8,165)	(15,064)	(6,163)
Future policy benefit reserves		70,637	121,202	(71,613)
Policy and contract claims		1,370	1,259	(1,156)
Unearned premiums		(9)	(17)	(57)
Other policyholder funds		(1,029)	402	347
Other liabilities		16,239	(357)	(13,836)
Payable to (receivable from) parent			794	(2,924)
Total adjustments		54,324	46,253	(3,889)
Net cash provided by operating activities		53,061	45,090	8,590
Cash flows (used in) provided by investing activities:
Purchase of available-for-sale fixed-maturity securities		(176,948)	(62,126)	(109,700)
Sale and other redemptions of fixed-maturity securities		113,930	57,669	123,684
Maturity of fixed-maturity securities		15,600	6,510	6,980
Net change in short-term securities		13,728	(13,728)
Options purchased, net		(341)	(174)
Other, net		(22)	10	(2)
Net cash (used in) provided by investing activities		(34,053)	(11,839)	20,962
Cash flows (used in) provided by financing activities:
Policyholders' deposits to account balances		56,693	17,043	1,532
Policyholders' withdrawals from account balances		(67,832)	(45,731)	(68,304)
Policyholders' net transfers between account balances		1,031	182	(3,504)
Change in amounts drawn in excess of bank balances		633	184	(792)
Net cash used in financing activities		(9,475)	(28,322)	(71,068)
Net change in cash and cash equivalents		9,533	4,929	(41,516)
Cash and cash equivalents at beginning of year		27,639	22,710	64,226
Cash and cash equivalents at end of year		$ 37,172	$ 27,639	$ 22,710

[1]	See note 7 for aggregate gross amortization of deferred acquisition costs.